Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of Fair Value of Derivative Instruments
The table below shows the fair value of derivative instruments as of December 31, 2019, 2018 and 2017:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2019 (net)	Market value at December 31, 2018 (net)	Market value at December 31, 2017 (net)
Currency derivatives	6	184	190	—	(87)	(87)	103	44	71
operating	—	16	16	—	(31)	(31)	(15)	7	3
financial	6	168	174	—	(56)	(56)	118	37	68
Interest rate derivatives	31	4	35	(6)	(2)	(8)	27	42	51
Equity derivatives	—	—	—	(4)	—	(4)	(4)
Total	37	188	225	(10)	(89)	(99)	126	86	122

Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of December 31, 2019, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2019			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,372	(10)				3,372	(10)
of which US dollar	1,186	3				1,186	3
of which Chinese yuan renminbi	447	—				447	—
of which Singapore dollar	410	—				410	—
of which Russian rouble	184	(3)				184	(3)
of which Saudi riyal	133	1				133	1
Forward currency purchases	1,835	(5)				1,835	(5)
of which US dollar	602	(6)				602	(6)
of which Singapore dollar	525	1				525	1
of which Chinese yuan renminbi	130	—				130	—
of which Hungarian forint	60	—				60	—
of which Russian rouble	49	—				49	—
Total	5,207	(15)				5,207	(15)

The table below shows operating currency hedging instruments in place as of December 31, 2018, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2018			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	4,002	—	—	—	—	4,002	—
of which US dollar	1,723	(7)	—	—	—	1,723	(7)
of which Singapore dollar	652	1	—	—	—	652	1
of which Chinese yuan renminbi	451	(1)	—	—	—	451	(1)
of which Saudi riyal	100	1	—	—	—	100	1
of which Russian rouble	88	5	—	—	—	88	5
Forward currency purchases	2,036	7	—	—	—	2,036	7
of which US dollar	514	8	—	—	—	514	8
of which Singapore dollar	500	1	—	—	—	500	1
of which Japanese yen	197	3	—	—	—	197	3
of which Chinese yuan renminbi	163	(1)	—	—	—	163	(1)
of which Canadian dollar	106	(2)	—	—	—	106	(2)
Total	6,038	7	—	—	—	6,038	7
The table below shows operating currency hedging instruments in place as of December 31, 2017, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2017			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,592	11	—	—	—	3,592	11
of which US dollar	1,043	15	—	—	—	1,043	15
of which Singapore dollar	870	1	—	—	—	870	1
of which Chinese yuan	327	(1)	—	—	—	327	(1)
of which Japanese yen	248	1	—	—	—	248	1
of which Saudi riyal	144	2	—	—	—	144	2
Forward currency purchases	1,649	(8)	—	—	—	1,649	(8)
of which Japanese yen	373	(3)	—	—	—	373	(3)
of which Singapore dollar	360	(4)	—	—	—	360	(4)
of which US dollar	205	(2)	—	—	—	205	(2)
of which Chinese yuan	196	—	—	—	—	196	—
of which Hungarian forint	81	1	—	—	—	81	1
Total	5,241	3	—	—	—	5,241	3

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2019				2018			2017
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	8,515		40		7,762	17		5,074	86
of which US dollar	6,331	(a)	51	2020	5,500	38	2019	3,542	50	2018
of which Japanese yen	516		(5)	2020	973	(24)	2019	867	34	2018
of which Pound sterling	297		1	2020	184	—	2019	20	—	2018
Forward currency purchases	10,975		78		7,291	20		4,657	(18)
of which US dollar	7,363		42	2020	4,165	(17)	2019	242	(10)	2018
of which Singapore dollar	2,332		32		2,022	33	2019	2,281	(23)	2018
of which Chinese yuan renminbi	270		2	2020	427	—	2019	158	3	2018
Total	19,490		118		15,053	37		9,731	68
(a)
Includes forward sales with a notional amount of $3,615 million expiring in 2020, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2019, the fair value of these forward contracts represented an asset of €29 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
Disclosure of Instruments	December 31, 2019:

	Notional amounts by expiry date as of December 31, 2019								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2020	2021	2022	2023	2024	2025	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	—	—	2,000	—	—	—	2,000	28	2,000	28	—	—	—
pay -0.57% / receive capitalized Eonia	—	—	600	—	—	—	600	3	—	—	600	3	3
pay 1.81% / receive 3-month US dollar Libor	446	—	—	—	—	—	446	(2)	—	—	446	(2)	—
pay 3-month US dollar Libor / receive 2.22%	446	—	—	—	—	—	446	4	446	4	—	—	—
receive capitalized Eonia / pay 1.48%(a)	—	—	42	57	—	—	99	(6)	99	(6)	—	—	—
Total	892	—	2,642	57	—	—	3,591	27	2,545	26	1,046	1	3

(a)
These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows interest rate hedging instruments in place as of December 31, 2018:

	Notional amounts by expiry date as of December 31, 2018								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2019	2020	2021	2022	2023	2024	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	1,550	—	—	—	—	—	1,550	30	1,550	30	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	—	2,000	—	—	2,000	15	2,000	15	—	—	—
pay 1.81% / receive 3-month US dollar Libor	—	436	—	—	—	—	436	5	—	—	436	5	7
pay 3-month US dollar Libor / receive 2.22%	—	436	—	—	—	—	436	(1)	436	(1)	—	—	—
receive capitalized Eonia / pay 1.48%	—	—	—	42	57	—	99	(6)	99	(6)	—	—	—
Total	1,550	872	—	2,042	57	—	4,521	42	4,085	38	436	5	7
The table below shows interest rate hedging instruments in place as of December 31, 2017:

	Notional amounts by expiry date as of December 31, 2017								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2018	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	—	1,550	—	—	—	—	1,550	58	1,550	58	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	—	—	1,800	—	1,800	(6)	1,800	(6)	—	—	—
pay 1.81% / receive 3-month US dollar Libor	—	—	417	—	—	—	417	2	—	—	417	2	4
pay 3-month US dollar Libor / receive 2.22%	—	—	417	—	—	—	417	3	417	3	—	—	—
receive capitalized Eonia / pay 1.48%	—	—	—	—	42	57	99	(6)	99	(6)	—	—	—
Total	—	1,550	834	—	1,842	57	4,283	51	3,866	49	417	2	4

Disclosure of Actual or Potential Effects of Netting Arrangements
The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2019		2018		2017
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	225	(99)	183	(97)	196	(74)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	225	(99)	183	(97)	196	(74)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(89)	89	(81)	81	(67)	67
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	136	(10)	102	(16)	129	(7)